Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Document Type	20-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-16050
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	9335 Harris Corners Pwky
Entity Address, City or Town	Charlotte
Entity Address, Postal Zip Code	28269
Entity Address, State or Province	NC
Entity Address Country	IL
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	TATT
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	12,983,137
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1309
Auditor Opinion [Text Block]
Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of TAT Technologies Ltd. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations, of comprehensive income, of changes in shareholders' equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Ehud Ben-Yair
Contact Personnel Email Address	ehudb@tat-technologies.com
Entity Address, Address Line One	9335 Harris Corners Pkwy
Entity Address, City or Town	Charlotte
Entity Address, Postal Zip Code	28269
Entity Address, State or Province	NC
City Area Code	704
Local Phone Number	910-2215